13F-HR
				3/31/01

					0000791214
    				g$caw8qs

					NONE
		1

    					A. Duleep-Hill
     				203-761-9600

					anna@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 March 31, 2001

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut            May 3, 2001


Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	89

Form 13F Information Table Value Total:	$252,680

List of Other Included Managers:		None


Name of Issuer          Class         Cusip     Value (x$1000)Shares
Abercrombie & Fitch     common        002896207         7122  217800
Actrade Financial       common        00507p102          181    7900
AdvancePCS              common        00790K109         4992   92000
Alliant Techsystems     common        018804104         9634  108800
Americredit             common        03060R101         9285  286300
Ameripath               common        03071D109          154    7500
Anchor Gaming           common        033037102         9083  148300
Apollo Group            common        037604105         3544  108000
Aremissoft              common        040026106          176   13500
Autodesk                common        052769106         1070   35000
BJ Wholesale            common        05548J106         2393   50000
Beazer Homes            common        07556q105          299    7600
C I S C O               common        17275R102          388   24546
CIT                     common        125577106         2022   70000
Calpine                 common        131347106         8591  156000
Catapult                common        149016107          385   15100
Cato                    common        149205106         1913  106300
Cephalon                common        156708109          700   14554
Charlotte Russe         common        161048103         4849  163000
Christopher & Banks     common        171046105         5995  199000
Cintas                  common        172908105          657   16674
Citigroup               common        172967101          778   17297
Coldwater Creek         common        193068103           86    3800
Concord EFS             common        206197105          816   20171
Cooper                  common        216648402         2368   50000
Doral Financial         common        25811p100         2250   75000
Eaton Vance             common        278265103          887   28552
Electronic Arts         common        285512109          573   10554
Ericsson                common        294821400          441   78895
Exxon Mobil             common        30231G102          864   10671
Family Dollar           common        307000109         1028   40000
Fidelity National Financcommon        316326107          649   24249
Gadzooks                common        362553109         1760   80000
General Electric        common        369604103          781   18664
Genesco                 common        371532102         2948  107600
Genzyme                 common        372917104          238    2638
Guest Supply            common        401630108          132    5200
Helmerich & Payne       common        423452101         5417  117000
Henry Schein            common        806407102         2573   70000
Hot Topic               common        441339108         8828  315300
Hovnanian               common        442487203         3190  222000
Intel                   common        458140100          750   28504
Intl Game Technology    common        459902102         7200  143000
Invacare                common        461203101         5019  127000
Irwin Financial         common        464119106         1056   50000
Jones Apparel           common        480074103         1512   40000
L3 Communications       common        502424104         5921   75000
LNR Property            common        501940100         2268   80000
Labranche               common        505447102         2171   67500
Landstar                common        515098101         2798   41300
Lennar                  common        526057104         8291  208000
Lincare                 common        532791100         5823  110000
MDC Holdings            common        552676108         6532  166000
Metro One               common        59163f105         6812  208000
Microsoft               common        594918104         1066   19487
NCO                     common        628858102          928   36300
NVR                     common        62944T105         7172   44000
New York Community      common        649445103         2175   75000
O'Charleys              common        670823103         2094  100000
Oracle                  common        68389X105          450   30044
Pfizer                  common        717081103          807   19696
Precision Drilling      common        74022d100         1070   30000
Quiksilver              common        74838C106         4381  165000
RJ Reynolds Tobacco     common        76182k105         7125  127000
RSA Security            common        749719100          631   25545
Rent-A-Center           common        76009n100         2297   50000
Rudolph Tech            common        781270103          198    5700
Ryland Group            common        783764103          208    5000
SBS Technolgies         common        78387p103          140    9400
Serologicals            common        817523103          212   15700
Shuffle Master          common        825549108         7027  279000
Skechers                common        830566105          178    7400
Smithfield Foods        common        832248108         3900  120000
Standard Pacific        common        85375c101          331   15700
Student Loan            common        863902102         1398   20000
Sun Microsystems        common        866810104          484   31468
Symmetricom             common        871543104          229   18900
THQ                     common        872443403         5396  142000
TJX                     common        872540109         7616  238000
Taro Pharmaceutical     common        M8737E108         7794  177900
Timberland              common        887100105          650   12804
Tosco                   common        891490302         7397  173000
US Physical Therapy     common        90337l108          244   18800
Ultratech Stepper       common        904034105          463   18800
Varian Medical          common        92220p105         5533   91000
Vitesse Semi Conductor  common        928497106          299   12556
Weatherford Intl        common        947074100         5922  120000
Webb (Del E.)           common        947423109          253    8200
Wet Seal                common        961840105          421   17600